UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright St., Suite 2, Omaha, NE 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/14

Item 1.  Reports to Stockholders.

EAS Crow Point Alternatives Fund

Semi-Annual Report

October 31, 2014

Class A Shares (EASAX)
Class C Shares (EASYX)
Class I Shares (EASIX)

1-877-EAS-0757
(1-877-327-0757)
www.crowpointfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

EAS Crow Point Alternatives Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

The Fund’s performance figures* for the period ended October 31, 2014, as compared to its benchmark:

					Annualized Since
	Six Months	One Year	Three Years	Five Years	Inception**
EAS Crow Point Alternatives Fund - Class A	1.73%	2.58%	3.58%	2.48%	1.21%
EAS Crow Point Alternatives Fund - Class A with load	(3.91)%	(3.02)%	1.66%	1.33%	0.29%
EAS Crow Point Alternatives Fund - Class C	1.37%	1.85%	2.78%	1.73%	0.51%
EAS Crow Point Alternatives Fund - Class I	1.85%	2.84%	3.81%	2.72%	1.44%
HFRI Fund of Funds Conservative Index ***	1.03%	3.84%	4.43%	3.22%	6.20	% (1)

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been greater had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense, including underlying funds, is 2.80%, 3.55% and 2.55% of Class A, Class C and Class I, respectively, per the Fund’s July 11, 2014 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.50%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than

**	Inception date is August 14, 2008.

***	HFRI Fund of Funds Conservative Index (the “Index”) is an unmanaged index. Funds in the Index generally seek consistent returns by primarily investing in funds that generally engage in more conservative strategies such as equity market neutral, fixed income arbitrage, and convertible arbitrage. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(1)	Inception performance for the HFRI Fund of Funds Conservative Index is as of August 31, 2008.

Top Ten Holdings by Asset Class
or Industry as of October 31, 2014	% of Net Assets
Bonds & Notes	17.3%
Equity Funds	7.2%
Electric	5.7%
Retail	5.0%
Oil & Gas	4.8%
Telecommunications	4.7%
Pharmaceuticals	4.2%
Insurance	4.1%
Banks	3.8%
Agriculture	3.0%
Other, Cash & Cash Equivalents	40.2%
100.0%

Top Ten Holdings by Country as
of October 31, 2014	% of Total Investments
United States	48.8%
Cayman Islands	8.8%
Japan	7.6%
Britain	5.1%
China	4.0%
Australia	2.2%
South Africa	1.9%
France	1.8%
Canada	1.6%
Germany	1.4%
Other Countries	16.8%
100.0%

The Fund is subject to additional foreign exposure through short sale activity.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares		Value
	COMMON STOCK - 71.0%
	AEROSPACE/DEFENSE - 1.3%
2,380	Northrop Grumman Corp.	$328,345
1,450	Raytheon Co.	150,626
		478,971
	AGRICULTURE - 3.0%
7,330	Archer-Daniels-Midland Co. +	344,510
7,550	Japan Tobacco, Inc. +	253,123
4,220	Lorillard, Inc.	259,530
3,070	Philip Morris International, Inc.	273,261
		1,130,424
	AIRLINES - 1.6%
133,850	Air New Zealand Ltd.	209,420
1,410	Copa Holdings SA - Cl. A	164,857
7,100	Southwest Airlines Co.	244,808
		619,085
	AUTO MANUFACTURERS - 0.9%
2,800	Daimler AG +	217,174
89,300	Dongfeng Motor Group Co. Ltd.	137,951
		355,125
	AUTO PARTS & EQUIPMENT - 1.3%
2,590	Magna International, Inc.	254,628
15,600	Toyo Tire & Rubber Co. Ltd.	249,561
		504,189
	BANKS - 3.8%
532,850	Bank of China Ltd.	253,112
23,200	Bendigo & Adelaide Bank Ltd.	252,818
186,000	China Construction Bank Corp.	138,630
16,720	Credit Agricole SA	246,594
104,100	Nishi-Nippon City Bank Ltd.	279,874
31,210	Sumitomo Mitsui Financial Group, Inc. +	261,228
		1,432,256
	CHEMICALS - 1.7%
344,950	China BlueChemical Ltd.	122,323
4,850	Dow Chemical Co.	239,590
1,420	LyondellBasell Industries NV	130,115
35,000	Tosoh Corp.	147,690
		639,718
	COAL - 0.4%
56,100	China Shenhua Energy Co. Ltd.	158,064

	COMMERCIAL SERVICES - 1.4%
5,600	DH Corp.	178,171
11,490	RR Donnelley & Sons Co.	200,500
8,100	Western Union Co.	137,376
		516,047
	COMPUTERS - 1.2%
7,170	Hewlett-Packard Co. +	257,260
2,440	Sopra Group SA	182,479
		439,739
	DISTRIBUTION/WHOLESALE - 1.2%
16,450	ITOCHU Corp.	195,722
16,500	Mitsui & Co. Ltd.	244,643
		440,365
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
14,070	Home Loan Servicing Solutions Ltd.	270,285
4,330	Macquarie Group Ltd.	232,393
110,540	Man Group PLC	218,574
75,010	Old Mutual PLC	231,825
		953,077
	ELECTRIC - 5.7%
5,830	American Electric Power Co., Inc. +	340,122
32,650	Enea SA	155,015
45,630	Enel SpA +	232,217
4,280	Entergy Corp. +	359,606
10,710	Great Plains Energy, Inc.	288,420
4,340	Huaneng Power International, Inc. - ADR	215,047
7,580	Public Service Enterprise Group, Inc.	313,130
69,600	REN - Redes Energeticas Nacionais SGPS SA	215,220
		2,118,777

See accompanying notes to financial statements.

2

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

Shares		Value
	ELECTRONICS - 0.0% ^
700	Truly International Holdings Ltd.	$356

	ENERGY-ALTERNATE SOURCES - 0.5%
5,330	Green Plains, Inc.	182,286

	ENGINEERING & CONSTRUCTION - 1.8%
395,300	China Railway Group Ltd.	243,654
40,570	Downer EDI Ltd.	168,726
8,770	Leighton Holdings Ltd.	168,978
3,440	NCC AB	100,760
		682,118
	FOOD - 1.0%
2,480	Aryzta AG	210,394
15,000	Gruma SAB de CV	164,536
		374,930
	FOREST PRODUCTS & PAPER - 1.8%
5,260	Domtar Corp. +	216,028
13,860	Mondi PLC	233,105
25,320	Stora Enso OYJ	208,165
		657,298
	HEALTHCARE-PRODUCTS - 0.4%
1,870	Baxter International, Inc.	131,162

	HEALTHCARE-SERVICES - 1.2%
2,260	Centene Corp.	209,434
2,010	WellPoint, Inc. +	254,647
		464,081
	HOME BUILDERS - 0.6%
5,780	Berkeley Group Holdings PLC	210,485

	HOME FURNISHINGS - 0.5%
38,000	Steinhoff International Holdings Ltd.	194,174

	INSURANCE - 4.1%
10,250	AXA SA +	235,954
3,500	Endurance Specialty Holdings Ltd.	202,825
1,370	Everest Re Group Ltd. +	233,790
7,360	Genworth MI Canada, Inc.	256,283
15,900	Liberty Holdings Ltd.	183,871
2,550	Prudential Financial, Inc. +	225,777
790	Swiss Life Holding AG	180,468
		1,518,968
	INTERNET - 0.9%
62,160	Moneysupermarket.com Group PLC	198,564
6,230	Symantec Corp.	154,629
		353,193
	IRON/STEEL - 0.7%
26,310	Fortescue Metals Group Ltd.	80,795
7,670	Steel Dynamics, Inc.	176,487
		257,282
	MACHINERY-CONSTRUCTION & MINING - 0.4%
95,650	United Tractors Tbk PT	145,434

	MEDIA - 1.4%
1,250	Comcast Corp. +	69,187
242,000	Media Prima Bhd	144,192
1,590	RTL Group SA	147,718
6,820	Shaw Communications, Inc.	174,433
		535,530
	MINING - 1.0%
8,500	African Rainbow Minerals Ltd.	104,657
8,630	Alcoa, Inc.	144,639
9,800	Sumitomo Metal Mining Co. Ltd.	132,086
		381,382
	MISCELLANEOUS MANUFACTURING - 0.5%
1,530	Siemens AG	172,008

	MULTI-NATIONAL - 0.4%
4,670	Banco Latinoamericano de Comercio Exterior SA +	157,099

See accompanying notes to financial statements.

3

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

Shares		Value
	OFFICE/BUSINESS EQUIPMENT - 1.2%
6,700	Canon, Inc.	$202,139
5,300	Seiko Epson Corp.	240,158
		442,297
	OIL & GAS - 4.8%
1,950	ConocoPhillips	140,692
5,520	Ecopetrol SA	147,936
2,290	Hess Corp.	194,215
3,500	Lukoil OAO	171,675
35,000	PTT Exploration & Production PCL	157,266
2,630	Royal Dutch Shell PLC	93,905
8,150	Seadrill Partners LLC +	204,972
4,840	Valero Energy Corp. +	242,436
6,300	Western Refining, Inc.	287,217
4,380	Woodside Petroleum Ltd.	154,220
		1,794,534
	PHARMACEUTICALS - 4.2%
3,900	Eli Lilly & Co. +	258,687
2,520	Johnson & Johnson	271,606
10,350	Kaken Pharmaceutical Co. Ltd.	255,963
1,650	Mallinckrodt PLC	152,097
8,550	Medipal Holdings Corp.	93,469
4,480	Orion OYJ	151,752
6,300	Suzuken Co. Ltd/Aichi Japan	165,674
3,940	Teva Pharmaceutical Industries Ltd.	222,492
		1,571,740
	REAL ESTATE - 0.0% ^
1,900	Guangzhou R&F Properties Co. Ltd.	2,070

	REITS - 1.9%
47,000	Growthpoint Properties Ltd.	113,907
116,050	Mapletree Industrial Trust +	132,971
5,630	Omega Healthcare Investors, Inc.	214,841
11,790	Starwood Property Trust, Inc. +	265,982
		727,701
	RETAIL - 5.0%
4,800	Aoyama Trading Co. Ltd.	112,469
4,260	CVS Health Corp. +	365,551
6,750	Foot Locker, Inc. +	378,068
10,000	Foschini Group Ltd	112,924
3,310	Macy’s, Inc. +	191,384
2,240	Next PLC +	230,585
98,100	Shanghai Pharmaceuticals Holding Co. Ltd.	245,661
13,460	WH SMITH PLC	241,856
		1,878,498
	SEMICONDUCTORS - 2.4%
2,600	Avago Technologies Ltd.	224,250
5,690	Micron Technology, Inc.	188,282
4,430	Skyworks Solutions, Inc.	258,003
10,750	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	236,715
		907,250
	SHIPBUILDING - 0.5%
203,350	Yangzijiang Shipbuilding Holdings Ltd.	178,502

	SOFTWARE - 1.6%
8,320	Activision Blizzard, Inc. +	165,984
4,180	Broadridge Financial Solutions, Inc.	183,627
15,400	Micro Focus International +	244,001
		593,612
	TELECOMMUNICATIONS - 4.7%
8,520	CenturyLink, Inc.	353,410
328,250	China Telecom Corp. Ltd.	209,098
27,070	Frontier Communications Corp. +	177,038
49,000	Intouch Holdings PCL	111,213
4,220	Nippon Telegraph & Telephone Corp.	258,918
15,870	Sprint Corp.	94,109
4,960	Telefonica Brasil SA	101,382
108,000	Telekom Malaysia Bhd	236,388
6,980	Vodafone Group PLC	231,876
		1,773,432

See accompanying notes to financial statements.

4

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

Shares		Value
	TRANSPORTATION - 1.5%
90	AP Moeller - Maersk A/S	$209,225
9,060	Navios Maritime Partners LP	146,409
1,660	Union Pacific Corp. +	193,307
		548,941

	TOTAL COMMON STOCK (Cost - $26,067,995)	26,622,200

	EQUITY FUNDS - 7.2%
7,900	Brookfield Total Return Fund, Inc.	194,814
41,290	Crow Point Defined Risk Global Equity Fund - Class I #	417,858
19,269	Mid Ocean Absolute Return Credit Fund > @	1,941,623
5,755	Western Asset Mortgage Defined Opportunity Fund, Inc.	139,501
	TOTAL EQUITY FUNDS (Cost - $2,697,432)	2,693,796

	EXCHANGE TRADED FUNDS - 2.4%
15,000	PowerShares Senior Loan Portfolio	365,700
2,700	ProShares UltraShort 20+ Year Treasury	142,938
10,000	SPDR Barclays High Yield Bond ETF	403,600
	TOTAL EXCHANGE TRADED FUNDS (Cost - $920,822)	912,238

Par Value
	BONDS & NOTES - 17.3%
	BUSINESS SERVICES - 0.7%
$249,372	Genpact, 3.385%, 8/30/19 > ~	249,528

	HEALTHCARE MEDICAL INSTRUMENTS - 0.7%
250,000	Hologic, Inc., 3.237%, 8/1/19 > ~	248,281

	COMMERCIAL SERVICES - 0.5%
207,765	Booz Allen Hamilton, Inc., 3.598%, 7/31/19 ~	206,726

	ENTERTAINMENT - 0.7%
248,106	Cinemark USA, Inc., 3.258%, 12/18/19 ~	245,625

	FOOD - 0.6%
250,000	Del Monte Foods, Inc., 5.529%, 2/18/21 ~	241,250

	HEALTHCARE-SERVICES - 0.6%
250,000	Community Health Systems, Inc., 3.424%, 1/25/17 ~	249,063

	HOME EQUITY ABS - 0.1%
10,291	GE Capital Mortgage Services, Inc., 6.265%, 4/25/29	10,396
29,874	RASC Series, 3.870%, 5/25/33 ~	30,573
		40,969
	HOUSEHOLD PRODUCTS/WARES - 0.7%
250,000	Dell International LLC, 4.523%, 4/29/20 ~	250,000

	LODGING - 0.6%
241,667	Hilton Worldwide Finance LLC, 3.638%, 10/25/20 ~	237,740

	MACHINERY-DIVERSIFIED - 0.7%
248,747	Gardner Denver, Inc. 4.250%, 7/30/20 ~	244,705

	METAL FABRICATE/HARDWARE - 0.6%
250,000	Crosby US Acquisition Corp., 4.043%, 11/22/20 ~	239,375

	OTHER ABS - 8.9%
1,000,000	Blue Hill CLO Ltd., 3.731%, 1/15/26 > ~	975,000
468,897	Carlyle High Yield Partners X Ltd., 0.446%, 4/19/22 ~	461,081
625,240	Diversified Asset Securitization Holdings II LP, 0.724%, 9/15/35 > ~	620,551
9,484	GSAMP Trust 2005 - SEA2, 0.504%, 1/25/45	9,317
750,000	Halcyon Loan Advisors Funding, 3.235%, 10/22/25 ~	720,987
54,239	Liberty CLO Ltd., 0.482%, 11/1/17 ~	54,198
500,000	Shackleton CLO Ltd., 2.937%, 5/7/26 ~	475,282
		3,316,416

See accompanying notes to financial statements.

5

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

Par Value		Value
	PHARMACEUTICALS - 1.9%
$250,000	Endo Luxembourg Finance I Co., 3.337%, 2/28/21	$248,750
250,000	Grifols Worldwide Operations USA, Inc., 3.774%, 4/1/21	246,250
217,714	Valeant Pharmaceuticals International, Inc., 4.021%, 2/13/19	215,537
		710,537

	TOTAL BONDS & NOTES (Cost - $6,539,050)	6,480,215

Shares
	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET FUND - 2.7%
1,000,002	Federated Government Obligations Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,000,002)	1,000,002

	TOTAL INVESTMENTS - 100.6% (Cost - $37,225,301) (a)	$37,708,451
	SECURITIES SOLD SHORT - (30.5) % (Proceeds - $11,990,338)	(11,445,840)
	OTHER ASSETS LESS LIABILITIES - 29.9%	11,232,138
	NET ASSETS - 100.0%	$37,494,749

	SECURITIES SOLD SHORT - 30.5%
	ADVERTISING - 0.3%
1,340	DKSH Holding AG	98,611

	AUTO MANUFACTURERS - 0.3%
15,000	Byd Co. Ltd.	95,164

	AUTO PARTS & EQUIPMENT - 0.2%
2,180	Faurecia	70,300

	BANKS - 0.8%
8,540	EFG International AG	88,427
24,000	Seven Bank Ltd.	98,282
2,050	Texas Capital Bancshares, Inc. *	125,358
		312,067
	BEVERAGES - 0.9%
380	Boston Beer Co. Inc. *	94,620
5,100	Kagome Co. Ltd.	82,041
1,440	Remy Cointreau SA	102,219
10,700	Tsingtao Brewery Co. Ltd.	79,060
		357,940
	BIOTECHNOLOGY - 0.6%
2,290	Incyte Corp. *	153,567
2,480	NPS Pharmaceuticals, Inc. *	67,952
		221,519
	BUILDING MATERIALS - 0.6%
6,490	Cemex SAB de CV *	79,827
5,500	James Hardie Industries PLC	58,005
1,650	Vulcan Materials Co.	101,822
		239,654
	CHEMICALS - 1.6%
3,690	Croda International PLC	135,260
1,200	Fuchs Petrolub SE	46,425
6,810	Intrepid Potash, Inc. *	91,595
2,120	LANXESS AG	109,957
2,900	OCI NV *	100,771
1,220	WR Grace & Co. *	115,412
		599,420
	COAL - 0.4%
2,830	SunCoke Energy, Inc. *	67,637
93,300	Yanzhou Coal Mining Co. Ltd.	78,442
		146,079
	COMMERCIAL SERVICES - 0.5%
1,410	51job, Inc. - ADR *	43,287
64,800	Ezion Holdings Ltd.	76,010
2,200	ISS A/S *	61,195
		180,492
	COMPUTERS - 0.2%
2,320	FleetMatics Group PLC *	86,165

See accompanying notes to financial statements.

6

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
41,000	CITIC Securities Co. Ltd.	$102,249
3,500	Credit Saison Co. Ltd.	71,539
51,200	Haitong Securities Co. Ltd.	87,809
5,420	Hargreaves Lansdown PLC	86,006
30,000	OzForex Group Ltd.	65,805
8,260	WisdomTree Investments, Inc. *	121,835
		535,243
	ELECTRIC - 0.5%
3,050	Dynegy, Inc. *	93,025
7,500	Shikoku Electric Power Co., Inc. *	100,352
		193,377
	ELECTRICAL COMPONENT & EQUIPMENT - 0.1%
1,450	Universal Display Corp. *	45,356

	ELECTRONICS - 0.4%
4,050	Taser International, Inc. *	76,302
2,530	Trimble Navigation Ltd. *	67,956
		144,258
	ENERGY-ALTERNATE SOURCES - 0.4%
75,000	China Longyuan Power Group Corp. Ltd.	80,077
7,140	Solazyme, Inc. *	54,764
		134,841
	ENGINEERING & CONSTRUCTION - 0.5%
10,000	Chiyoda Corp.	100,240
3,400	JGC Corp.	85,280
		185,520
	ENTERAINMENT - 0.4%
3,670	DreamWorks Animation SKG, Inc. - Cl. A *	81,768
3,880	Manchester United Plc - Cl. A *	62,002
		143,770
	FOOD - 1.3%
24,000	China Mengniu Dairy Co. Ltd.	105,996
3,510	Darling Ingredients, Inc. *	61,776
1,600	Magnit PJSC	107,200
2,970	Maple Leaf Foods, Inc.	51,184
92,000	Uni-President China Holdings Ltd.	85,060
1,700	Yakult Honsha Co. Ltd.	91,712
		502,928
	FOREST PRODUCTS & PAPER - 0.3%
10,520	Wausau Paper Corp.	104,043

	GAS - 0.6%
4,350	Canadian Utilities Ltd.	149,780
38,000	Hong Kong & China Gas Co. Ltd.	88,691
		238,471
	HEALTHCARE-PRODUCTS - 1.1%
6,800	ELEKTA AB-B SHS	69,422
4,970	Nobel Biocare Holding AG	87,573
126,400	Shandong Weigao Group Medical Polymer Co. Ltd.	127,459
7,150	STAAR Surgical Co. *	68,424
2,500	Terumo Corp.	60,803
		413,681
	HOLDING COMPANIES DIVERSIFIED - 0.2%
630	Wendel SA	69,275

	INSURANCE - 1.5%
23,200	AIA Group Ltd.	129,387
3,400	Ambac Financial Group, Inc. *	77,792
210	Markel Corp. *	145,087
2,820	Topdanmark A/S *	89,525
180	White Mountains Insurance Group Ltd.	112,486
		554,277

See accompanying notes to financial statements.

7

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

Shares		Value
	INTERNET - 2.1%
2,290	ASOS PLC *	$97,146
1,500	COOKPAD, Inc.	47,472
2,690	HomeAway, Inc. *	93,881
710	MercadoLibre, Inc.	96,666
10,300	Rakuten, Inc.	114,067
7,000	SBI Holdings, Inc.	77,709
1,940	SINA Corp. *	79,482
4,320	Wix.com Ltd. *	73,397
3,730	Yandex NV - Cl. A *	106,753
		786,573
	LEISURE TIME - 0.3%
38,660	Piaggio & C SpA *	107,703

	LODGING - 0.5%
9,040	Belmond Ltd. - Cl. A *	103,598
143,000	Macau Legend Development Ltd. *	71,915
		175,513
	MACHINERY-DIVERSIFIED - 0.5%
1,370	Chart Industries, Inc. *	63,774
980	MAN SE	111,376
		175,150
	MEDIA - 0.8%
1,660	AMC Networks, Inc. *	100,679
9,750	Cyfrowy Polsat SA	74,557
14,470	Sky Deutschland AG *	121,768
		297,004
	MINING - 1.2%
12,970	Aluminum Corp. of China Ltd. - ADR *	144,226
2,950	Constellium NV - Cl. A *	59,738
7,020	Detour Gold Corp. *	40,947
16,740	Iluka Resources Ltd.	105,751
60,150	Minera Frisco SAB de CV *	106,151
		456,813
	MISCELLANEOUS MANUFACTURING - 0.2%
1,320	Colfax Corp. *	71,782

	OIL & GAS - 1.6%
5,730	Cobalt International Energy, Inc. *	67,098
7,960	Galp Energia SGPS SA	115,109
1,500	Gulfport Energy Corp. *	75,270
1,620	Imperial Oil Ltd.	77,643
2,570	InterOil Corp. *	145,565
7,450	Lundin Petroleum AB *	105,335
		586,020
	OIL & GAS SERVICES - 0.3%
150,000	Anton Oilfield Services Group/Hong Kong	31,721
5,080	Saipem SpA *	79,400
		111,121
	PHARMACEUTICALS - 0.5%
2,810	Alkermes PLC *	142,045
1,500	Neogen Corp. *	65,850
		207,895
	REAL ESTATE - 1.2%
4,300	Aeon Mall Co. Ltd.	77,555
910	Howard Hughes Corp. *	134,116
85,000	Inmobiliaria Colonial SA *	59,732
3,300	Mitsubishi Estate Co. Ltd.	82,125
2,100	Realogy Holdings Corp. *	86,121
		439,649
	RETAIL - 1.3%
3,930	Chuy’s Holdings, Inc. *	117,546
500	DUFRY AG-REG *	71,777
300	Fast Retailing Co. Ltd.	107,803
149,500	Li Ning Co. Ltd. *	79,232
1,930	Sears Holdings Corp. *	67,396
1,930	Sears Holdings Corp. - Right *	46
7,260	Tile Shop Holdings, Inc. *	62,509
		506,309

See accompanying notes to financial statements.

8

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

Shares		Value
	SEMICONDUCTORS - 1.2%
6,360	ARM Holdings PLC	$88,884
1,140	ASML Holding NV	113,252
35,470	Imagination Technologies Group PLC *	107,782
1,780	Mellanox Technologies Ltd. *	79,726
1,870	Veeco Instruments, Inc. *	67,301
		456,945
	SOFTWARE - 0.9%
1,210	Interactive Intelligence Group, Inc. *	58,395
1,500	MSCI, Inc. - Cl. A	69,990
1,100	NetSuite, Inc. *	119,526
5,480	RealPage, Inc. *	108,888
		356,799
	TELECOMMUNICATIONS - 1.3%
25,000	Alcatel-Lucent *	76,524
7,350	Inmarsat PLC	80,415
15,870	Sprint Corp. *	94,109
3,685	Telekom Austria AG	27,554
1,890	ViaSat, Inc. *	118,390
3,270	Vivendi SA	79,630
		476,622
	TOYS/GAMES/HOBBIES - 0.2%
700	Nintendo Co. Ltd.	74,219

	TRANSPORTATION - 1.3%
860	Genesee & Wyoming, Inc.	82,732
3,790	Heartland Express, Inc.	95,281
37,300	Kintetsu Corp.	128,174
14,680	Scorpio Bulkers, Inc.	71,785
10,000	UTi Worldwide, Inc.	109,300
		487,272

	SECURITIES SOLD SHORT (Proceeds - $11,990,338)(a)	$11,445,840

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.

+	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at October 31, 2014 is $6,708,688 or 17.9% of net assets.

^	Amount of shares is less than 0.05%.

#	Affiliated Company.

>	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $4,034,983 or 10.8% of net assets.

@	Security restricted as to resale.

~	Floating rate security-interest rate shown reflects the rate currently in effect.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

PLC - Public Limited Company

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short) is $25,300,625 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,978,666
Unrealized depreciation:	(2,016,680)
Net unrealized appreciation:	$961,986

See accompanying notes to financial statements.

9

EAS Crow Point Alternatives Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2014

ASSETS
Investment securities:
At cost	$37,225,301
Unaffiliated Securities at Value	$37,290,593
Affiliated Securities at Value	417,858
Cash at broker	11,290,973
Foreign Cash	44,974
Receivable for Fund shares sold	9,768
Dividends and interest receivable	86,991
Prepaid expenses and other assets	86,656
TOTAL ASSETS	49,227,813

LIABILITIES
Securities sold short (proceeds $11,990,338)	11,445,840
Fund shares repurchased	179,852
Payable for securities purchased	47,178
Investment advisory fees payable	29,378
Interest payable	10,975
Fees payable to other affiliates	8,250
Distribution (12b-1) fees payable	5,091
Accrued expenses and other liabilities	6,500
TOTAL LIABILITIES	11,733,064
NET ASSETS	$37,494,749

Net Assets Consist Of:
Paid in capital	$39,885,892
Accumulated net investment loss	(284,439)
Accumulated net realized loss from security transactions, option contracts and securities sold short	(3,134,821)
Net unrealized appreciation on:
Investments	483,619
Securities sold short	544,498
NET ASSETS	$37,494,749

Net Asset Value Per Share:
Class A Shares:
Net Assets	$14,554,558
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,626,945
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$8.95
Maximum Offering price per share (Net asset value plus maximum sales charge of 5.50%)	$9.47

Class C Shares:
Net Assets	$2,333,602
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	265,560
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$8.79

Class I Shares:
Net Assets	$20,606,589
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,289,507
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$9.00

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

10

EAS Crow Point Alternatives Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2014

INVESTMENT INCOME
Dividends (net of $52,694 foreign taxes)	$643,686
Dividends from Affiliated Securities	6,688
Interest	125,349
TOTAL INVESTMENT INCOME	775,723

EXPENSES
Investment advisory fees	188,453
Distribution (12b-1) fees:
Class A	17,941
Class C	12,112
Interest Expense	122,031
Dividends on securities sold short	72,027
Registration fees	27,670
Administrative services fees	21,388
Transfer agent fees	20,721
Professional fees	18,952
Custodian fees	18,016
Accounting services fees	15,766
Printing and postage expenses	7,546
Compliance officer fees	7,065
Trustees’ fees and expenses	5,020
Non 12b-1 shareholder servicing expense	3,802
Overdraft expense	1,530
Insurance expense	751
Other expenses	1,269
TOTAL EXPENSES	562,060

Fees waived by Advisor	(16,051)
NET EXPENSES	546,009

NET INVESTMENT INCOME	229,714

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Unaffiliated Investments	1,489,015
Affiliated Investments	5,089
Foreign currency transactions	(327,052)
Options Purchased	(24,219)
Options Written	11,591
Securities Sold Short	(950,743)
Underlying investment companies	196
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(331,449)
Affiliated Investments	146,645
Foreign currency translations	(659,034)
Options Purchased	11,796
Options Written	(4,533)
Securities Sold Short	1,031,643

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	398,945

NET INCREASE IN NET ASSETS FROM OPERATIONS	$628,659

See accompanying notes to financial statements.

11

EAS Crow Point Alternatives Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2014	April 30, 2014
FROM OPERATIONS	(Unaudited)
Net investment income	$229,714	$179,393
Net realized gain from investments, foreign currency transactions, options and securities sold short	203,681	176,287
Distribution of realized gains from underlying investment companies	196	169,633
Net change in unrealized appreciation on investments, foreign currency translations, options and securities sold short	195,068	29,621
Net increase in net assets resulting from operations	628,659	554,934

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(86,435)	(62,636)
Class C	(5,063)	(6,956)
Class I	(147,520)	(164,024)
Net decrease in net assets from distributions to shareholders	(239,018)	(233,616)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,569,447	8,724,125
Class C	226,248	1,902,329
Class I	5,867,882	12,529,598
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class A	74,943	42,258
Class C	4,279	5,312
Class I	126,635	157,904
Redemption fee proceeds:
Class A	94	3,029
Class C	15	326
Class I	142	6,196
Payments for shares redeemed:
Class A	(3,722,204)	(5,036,328)
Class C	(202,077)	(216,851)
Class I	(7,694,460)	(6,800,230)
Net increase in net assets from shares of beneficial interest	1,250,944	11,317,668

TOTAL INCREASE IN NET ASSETS	1,640,585	11,638,986

NET ASSETS
Beginning of Period	35,854,164	24,215,178
End of Period *	$37,494,749	$35,854,164
* Includes accumulated net investment loss of:	$(284,439)	$(275,135)

See accompanying notes to financial statements.

12

EAS Crow Point Alternatives Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
SHARE ACTIVITY	October 31, 2014	April 30, 2014
Class A:	(Unaudited)
Shares Sold	734,001	992,450
Shares Reinvested	8,392	4,846
Shares Redeemed	(415,771)	(573,938)
Net increase in shares of beneficial interest outstanding	326,622	423,358
Class C:
Shares Sold	25,652	220,375
Shares Reinvested	488	618
Shares Redeemed	(23,098)	(24,921)
Net increase in shares of beneficial interest outstanding	3,042	196,072
Class I:
Shares Sold	649,065	1,434,192
Shares Reinvested	14,102	18,005
Shares Redeemed	(851,597)	(774,688)
Net increase/(decrease) in shares of beneficial interest outstanding	(188,430)	677,509

See accompanying notes to financial statements.

13

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	October 31,		April 30,		April 30,	April 30,	April 30,	April 30,
	2014		2014		2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of period	$8.85		$8.80		$8.60	$10.40	$9.77	$8.73
Activity from investment operations:
Net investment income (loss) (1)	0.05		0.04		0.13	0.19	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	0.10		0.06		0.39	(0.98)	0.82	1.11
Total from investment operations	0.15		0.10		0.52	(0.79)	0.77	1.04
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.05)		(0.05)		(0.32)	—	—	—
Net realized gains	—		—		—	(1.01)	(0.14)	—
Total distributions	(0.05)		(0.05)		(0.32)	(1.01)	(0.14)	—
Net asset value, end of period	$8.95		$8.85		$8.80	$8.60	$10.40	$9.77

Total return (3)	1.73	% (4)	1.18%		6.21%	(7.14)%	7.93%	11.91%

Net assets, end of year or period (000s)	$14,555		$11,508		$7,717	$6,943	$28,242	$36,118
Ratio of gross expenses to average net assets (5)	3.08	% (6,8)	2.31	% (8)	2.54%	1.77%	1.64%	1.63%
Ratio of net expenses to average net assets (5)	2.99	% (6,10)	2.14	% (10)	1.95%	1.77%	1.64%	1.72	% (7)
Ratio of net investment income (loss) to average net assets (9)	1.08	% (6)	0.42%		2.25%	2.03%	(0.51)%	(0.74)%
Portfolio Turnover Rate	86	% (4)	219%		245%	384%	147%	144%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 2.11% and 2.04% for the year ended April 30, 2014 and period ended October 31, 2014, respectively.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.95% for the year ended April 30, 2014 and period ended October 31, 2014, respectively.

See accompanying notes to financial statements.

14

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	October 31,		April 30,		April 30,	April 30,	April 30,	April 30,
	2014		2014		2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of period	$8.69		$8.69		$8.38	$10.24	$9.69	$8.72
Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.03)		0.06	0.15	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	0.10		0.06		0.39	(1.00)	0.81	1.11
Total from investment operations	0.12		0.03		0.45	(0.85)	0.69	0.97
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.02)		(0.03)		(0.14)	—	—	—
Net realized gains	—		—		—	(1.01)	(0.14)	—
Total distributions	(0.02)		(0.03)		(0.14)	(1.01)	(0.14)	—
Net asset value, end of period	$8.79		$8.69		$8.69	$8.38	$10.24	$9.69

Total return (3)	1.37	% (4)	0.36%		5.44%	(7.86%)	7.17%	11.12%

Net assets, end of year or period (000s)	$2,334		$2,282		$577	$1,278	$2,284	$1,717
Ratio of gross expenses to average net assets (5)	3.82	% (7,8)	3.06	% (8)	3.29%	2.57%	2.39%	2.38%
Ratio of net expenses to average net assets (5)	3.74	% (7,10)	2.89	% (10)	2.70%	2.57%	2.39%	2.44	% (6)
Ratio of net investment income (loss) to average net assets (9)	0.39	% (7)	(0.33)%		1.46%	1.69%	(1.23)%	(1.46)%
Portfolio Turnover Rate	86	% (4)	219%		245%	384%	147%	144%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Annualized.

(8)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 2.86% and 2.78% for the year ended April 30, 2014 and period ended October 31, 2014, respectively.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.70% for the year April 30, 2014 and period ended October 31, 2014, respectively.

See accompanying notes to financial statements.

15

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	October 31,		April 30,		April 30,	April 30,	April 30,	April 30,
	2014		2014		2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of period	$8.90		$8.84		$8.68	$10.46	$9.80	$8.74
Activity from investment operations:
Net investment income (loss) (1)	0.06		0.06		0.15	0.34	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	0.11		0.07		0.39	(1.11)	0.83	1.11
Total from investment operations	0.17		0.13		0.54	(0.77)	0.80	1.06
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.07)		(0.07)		(0.38)	—	—	—
Net realized gains	—		—		—	(1.01)	(0.14)	—
Total distributions	(0.07)		(0.07)		(0.38)	(1.01)	(0.14)	—
Net asset value, end of period	$9.00		$8.90		$8.84	$8.68	$10.46	$9.80

Total return (3)	1.85	% (4)	1.43%		6.42%	(6.90)%	8.21%	12.13%

Net assets, end of year or period (000s)	$20,607		$22,063		$15,921	$13,471	$79,045	$73,076
Ratio of gross expenses to average net assets (5)	2.82	% (6,8)	2.06	% (8)	2.30%	1.49%	1.39%	1.38%
Ratio of net expenses to average net assets (5)	2.73	% (6,10)	1.89	% (10)	1.70%	1.49%	1.39%	1.47	% (7)
Ratio of net investment income (loss) to average net assets (9)	1.41	% (6)	0.67%		2.51%	3.57%	(0.26)%	(0.50)%
Portfolio Turnover Rate	86	% (4)	219%		245%	384%	147%	144%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 1.86% and 1.79% for the year ended April 30, 2014 and period ended October 31, 2014, respectively.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.70% for the year ended April 30, 2014 and period ended October 31, 2014, respectively.

See accompanying notes to financial statements.

16

EAS Crow Point Alternatives Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended October 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$628,659
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in operating Assets and Liabilities:
Proceeds from disposition of long-term investment securities	28,966,427
Purchases of long-term investment securities	(35,787,204)
Sale of short-term investments, net	5,299,083
Proceeds from securities sold short	3,701,400
Cost of closing call options written	9,483
Decrease in deposits with brokers for short sales	(2,050,132)
Decrease in interest and dividends receivable	(28,893)
Increase in prepaid expenses	(19,764)
Increase in payable for securities purchased	(2,565,122)
Decrease in payable for dividends on securities sold short	31,214
Net increase in payable for call purchase options	(22,987)
Decrease in accrued expenses and other liabilities	(3,081)
Net change in unrealized appreciation (depreciation)	(195,068)
Net realized gain	203,681
Net cash used in operating activities	(1,832,304)

CASH FLOWS FROM FINANCING ACTIVITIES
Fund shares issued	12,708,184
Fund shares redeemed	(11,443,940)
Redemption fee proceeds	251
Cash distributions paid	(239,018)
Increase in payable for Fund shares redeemed	(174,801)
Increase in receivable for Fund shares sold	50,855
Net cash provided by financing activities	901,531

Net decrease in cash	(930,773)

CASH:
Beginning balance	975,747
Ending balance	$44,974

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest expense	$122,031
17

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2014

1.	ORGANIZATION

The EAS Crow Point Alternatives Fund, formerly the EAS Genesis Fund, (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on August 14, 2008. The Fund’s investment objective is preservation and growth of capital.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class C and I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. There are no sales charges on reinvested distributions. If you invest in more than one class of the Fund, you should notify the Fund of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” in the Fund’s prospectus.

You may be able to buy Class A Shares without a sales charge (i.e. “load-waived”) when you are:

●	reinvesting dividends or distributions;

●	participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

●	exchanging an investment in Class A Shares of another fund for an investment in the Fund;

●	a current or former director or trustee of the Trust;

●	an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Advisor (defined below) or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

●	purchasing shares through the Advisor; or

●	purchasing shares through a financial services firm (such as a broker-dealer, investment Advisor or financial institution) that has a special arrangement with the Fund.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

18

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the Trust’s Fair Value Procedures. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

19

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2014 for the Fund’s investments measured at fair value:

EAS Crow Point Alternatives Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$26,622,200	$—	$—	$26,622,200
Equity Funds	752,173	1,941,623	—	2,693,796
Exchange Traded Funds	912,238	—	—	912,238
Bonds & Notes	—	4,884,664	1,595,551	6,480,215
Money Market Fund	1,000,002	—	—	1,000,002
Total	$29,286,613	$6,826,287	$1,595,551	$37,708,451

Liabilities *	Level 1	Level 2	Level 3	Total
Securities Sold Short	$11,445,840	$—	$—	$11,445,840
	$11,445,840	$—	$—	$11,445,840

There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

EAS Crow Point
Alternatives Fund
Beginning Balance April 30, 2014	$2,788,391
Total realized gain (loss)	4,706
Appreciation	25,821
Cost of Purchases	835,819
Proceeds from Sales	(722,812)
Net transfers in/(out) of Level 3	(1,336,374)
Ending Balance October 31, 2014	$1,595,551

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) the review of observed traded levels (2) the review of a broker quote if available (3) matrix pricing mechanism (by observation of peer assets or similar assets). The five drivers of matrix pricing include:

1.	Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization. S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.

2.	Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.
20

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

3.	Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) – command higher price.)

4.	CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis). 1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.

5.	Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices. Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Options Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the

21

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $35,787,204 and $28,966,427, respectively.

22

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

4.	INVESTMENTS IN AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Fund at October 31, 2014, is noted in the Fund’s Portfolio of Investments. Crow Point Defined Risk Global Equity Fund is a mutual fund which is considered an affiliate because it is under the same investment advisor.

Transactions during the period with a company that is an affiliate are as follows:

	Value-			Dividends		Change in
	Beginning of		Sales	Credited to	Realized	Unrealized	Value - End of
Description	Period	Purchases	Proceeds	Income	Gain/Loss	Gain/Loss	Period
Crow Point Defined Risk Global
Equity Fund	$271,213	$393,500	$(235,250)	$6,688	$5,089	$(16,694)	$417,858

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended October 31, 2014 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	81	$9,483
Options written	230	14,919
Options closed	(26)	(4,284)
Options exercised	(187)	(11,025)
Options expired	(98)	(9,093)
Outstanding at End of Period	—	$—

For the six months ended October 31, 2014, the amount of net unrealized depreciation and net realized gain on written options subject to equity price risk amounted to $4,533 and $11,591 respectively. The figures for written options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options written and net realized gain (loss) from options written. For the six months ended October 31, 2014, the amount of net unrealized appreciation and net realized loss on purchased options subject to equity price risk amounted to $11,796 and $24,219 respectively. The figures for purchased options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options purchased and net realized gain (loss) from options purchased.

The figures above serve as an indicator of the volume of derivative activity for the Fund for the six months ended October 31, 2014.

6.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Crow Point Partners, LLC (the “Advisor”), serves as the investment advisor to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended October 31, 2014, the Fund incurred $188,453 of advisory fees payable to the Advisor.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions;

23

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

acquired fund fees and expenses; fees and expenses associated with investment in other collective investment vehicles or derivative instruments (include for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) do not exceed 1.95%, 2.70% and 1.70% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the six months ended October 31, 2014, the Advisor waived fees and reimbursed expenses of $16,051.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of April 30, 2014, the total amount of expenses reimbursed subject to recapture was $167,438, of which $116,173 will expire on April 30, 2016 and $51,265 will expire on April 30, 2017.

Distributor- The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. During the six months ended October 31, 2014, pursuant to the Plan, Class A shares paid $17,941 and Class C shares paid $12,112.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended October 31, 2014, the Distributor received $26,956 in underwriting commissions for sales of Class A shares, of which $3,211 was retained by the principal underwriter or other affiliated broker-dealers.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

7.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund from which the redemption is made. For the six months ended October 31, 2014, the Fund assessed $94, $15, and $142 for Class A, Class C, and Class I shares, respectively.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended April 30, 2014 and April 30, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2014	April 30, 2013
Ordinary Income	$233,616	$725,901
24

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

As of April 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	& Late Year	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Dfferences	Losses	(Depreciation)	Earnings/(Deficits)
$—	$—	$(3,278,321)	$(4,164)	$(265,687)	$767,387	$(2,780,785)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on 1256 contracts and passive foreign investment companies, and adjustments for partnerships and real estate investment trust.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $265,687.

At April 30, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$3,278,321	$—	$3,278,321

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of net operating losses and ordinary income distributions, and adjustments for real estate investment trusts, partnerships and the capitalization of in lieu dividend payments, resulted in reclassifications for the Fund for the year ended April 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gain (Loss)
$(28,318)	$(464,617)	$492,935

9.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

25

EAS Crow Point Alternatives Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the EAS Crow Point Alternatives Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from May 1, 2014 through October 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	5/1/14	10/31/14	Period*	10/31/14	Period*
EAS Crow Point Alternatives Fund Class A	2.99%	$1,000.00	$1,017.30	$15.20	$1,010.13	$15.15
EAS Crow Point Alternatives Fund Class C	3.74%	$1,000.00	$1,013.70	$18.98	$1,006.35	$18.91
EAS Crow Point Alternatives Fund Class I	2.73%	$1,000.00	$1,018.50	$13.89	$1,011.44	$13.84

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
26

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
27

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliated to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-EAS-0757 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-EAS-0757.

INVESTMENT ADVISOR
Crow Point Partners, LLC
25 Recreation Park Drive, Suite 110
Hingham, MA 02043

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/15

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/6/15